Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Basis of Presentation [Abstract]
Impact of Financial Instruments - Credit Losses Adoption
The impact of the January 1, 2022 adoption entry is summarized in the table below:

(in thousands)	December 31, 2021 Pre-CECL Adoption	Impact of Adoption	January 1, 2022 Post-CECL Adoption
Assets:
Allowance for credit losses on loans	$44,267	$2,353	$46,620
Allowance for credit losses on securities	-	-	-
Liabilities and shareholders’ equity:
Other liabilities (ACL unfunded loan commitments)	18	2,335	2,353
Tax Effect, net (included in other assets)	-	(1,218)	-
Total	44,285	3,470	48,973

Undivided Profits	$349,056	$(3,470)	$345,586